Note 12 - Derivatives and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
		December 31,
		2015		2016
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Non current assets — Fair value of derivatives	127,555	—	263,635	—
Interest Rate Swap Agreements	Non current liabilities — Fair value of derivatives	—	681,197	—	364,823

Total derivatives designated as hedging instruments		127,555	681,197	263,635	364,823
		December 31,
		2015		2016
Derivatives designated as hedging instruments	Balance Sheet Location	Asset Derivatives	Liability Derivatives	Asset Derivatives	Liability Derivatives
Interest Rate Swap Agreements ...	Current liabilities — Fair value of derivatives	—	297,656	—	—

Total derivatives not designated as hedging instruments		—	297,656	—	—

Derivative Instruments, Gain (Loss) [Table Text Block]
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain/(Loss) Recognized	2014	2015	2016
Interest Rate Swap — Reclassification from OCI	Loss on derivatives	(49,471)	—	—
Interest Rate Swap — Change in Fair Value	Loss on derivatives	1,652,692	1,191,050	297,656
Interest Rate Swap — Realized loss	Loss on derivatives	(1,857,362)	(1,243,359)	(297,954)
Foreign Currency Contract — Change in Fair Value	Loss on derivatives	(583,368)	583,368	—
Foreign Currency Contract — Realized loss..	Loss on derivatives	(510,875)	(669,712)	—

Total loss on derivatives		(1,348,384)	(138,653)	(298)
		Year Ended December 31,
Derivatives designated as hedging instruments	Location of Loss Recognized	2014	2015	2016
Interest Rate Swap — Loss reclassified from OCI (Effective portion)	Loss on derivatives	—	(231,931)	(766,898)

Total loss on derivatives		—	(231,931)	(766,898)

Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized Gain / (Loss) on cash flow hedges
Balance, January 1, 2014	(49,471)
Effective portion of changes in fair value of interest swap contracts	(293,020)
Reclassification adjustment	49,471
Balance, December 31, 2014	(293,020)
Effective portion of changes in fair value of interest swap contracts	(100,268)
Balance, December 31, 2015	(393,288)
Effective portion of changes in fair value of interest swap contracts	418,723
Balance, December 31, 2016	25,435

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	127,555	—	127,555	—
Interest Rate Swap Agreements	(978,853)	—	(978,853)	—

Total	(851,298)	—	(851,298)	—
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets/(Liabilities):
Interest Rate Swap Agreements	263,635	—	263,635	—
Interest Rate Swap Agreements	(364,823)	—	(364,823)	—

Total	(101,188)	—	(101,188)	—

Schedule of Fair Value, Assets and Liabilities Measured on Non-recurring Basis [Table Text Block]
		Fair Value Measurements Using
Description	Fair Value as of June 30, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss

Long-lived assets held and used	748,780	—	748,780	—	(3,566,694)

Total	748,780	—	748,780	—	(3,566,694)
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss

Long-lived assets held and used	6,841,141	—	6,841,141	—	(4,672,293)

Total	6,841,141	—	6,841,141	—	(4,672,293)
		Fair Value Measurements Using
Description	Fair Value as of December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Impairment Loss

Long-lived assets held and used	26,500,000	—	26,500,000	—	(5,735,086)

Total	26,500,000	—	26,500,000	—	(5,735,086)